Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Appleton Group PLUS Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Appleton Group PLUS Fund (the “Fund”) is to maximize total return (capital appreciation plus income).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-06-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These transaction costs and potentially higher taxes, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 190.86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	190.86%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through June 28, 2015.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among shares of different exchange-traded funds (“ETFs”).  ETFs are investment companies that are bought and sold on a securities exchange.  Each ETF tracks a securities index or basket of securities.  Generally, the Fund will invest in ETFs that correspond to major market indices.  The Fund will also invest in ETFs that offer exposure to international equity markets, including emerging markets, the U.S. real estate sector and commodities markets.  The Advisor may also keep a portion (approximately 20%) of the Fund’s assets in shares of other investment companies that invest in fixed-income and dividend paying securities of varying credit qualities, including government and corporate bonds, money market instruments and high yield bonds or “junk bonds.”  The managed income component of the Fund’s portfolio may also invest in dividend-paying ETFs.

By investing in ETFs, the Fund will obtain a broadly diversified, index-based investment portfolio.  The expenses associated with investing in ETFs are typically lower than the expenses associated with investing in all of the underlying securities that comprise the indices that the ETFs track.  In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track, as well as the market as a whole.  In addition, the Advisor uses a proprietary research tool that analyzes individual securities, ETFs and a universe of approximately 900 distinct market indices to identify the most beneficial short-term, intermediate-term and long-term price trends.  The fixed income component of the Fund’s portfolio is intended to manage volatility.  Generally, the Fund will sell securities only in response to redemption requests, to adjust the number of shares held to maintain the Fund’s target asset allocation, or to make periodic adjustments to the Fund’s asset allocation.

The Fund may take short positions on shares of ETFs representing up to 45% of the net assets of its portfolio.  When taking short positions, the Fund sacrifices some degree of opportunity in bull markets while controlling volatility and risk of loss in bear markets.

Under normal market conditions, the Fund does not intend to trade actively or capture short-term market opportunities.  Due to the current dynamic market environment and lack of sustainable market trends, the Advisor expects to make portfolio adjustments as needed to keep shareholder assets on the right side of the market as consistently as possible, and may prioritize investment risk management over lower portfolio turnover rates.

Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. The Advisor’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. The value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
“Fund of Funds” Structure and Expenses and Exchange-Traded Funds Risks.  You will indirectly bear fees and expenses charged by the underlying funds in which the Fund invests in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.  The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained.  ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other expenses, and from time to time, temporarily be unavailable.

•
Equity Market Risk.  To the extent the Fund invests in ETFs that invest in equity securities, such as common stocks, such investments will be susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of equity issuers change.

•
International Equity Market Risk.  To the extent the Fund invests in ETFs that invest in international equity markets and emerging markets, such investments will be susceptible to the risks of investing in foreign equity markets and emerging markets.  Such risks relate to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.  Income earned on foreign securities may be subject to foreign withholding taxes.

•
Commodities Risk.  The ETFs in which the Fund invests may invest in commodities and commodity-related businesses.  The price of securities and derivatives linked to commodity prices may not move in a manner similar to the broad commodity market. Investments in commodity-related businesses bear the risk that the value of such businesses may be affected by general market movements.

•
U.S. Real Estate Risk.  The ETFs in which the Fund invests may invest in U.S. real estate markets and real estate investment trusts (“REITs”).  The risks associated with such investments generally include adverse changes in general economic and local market conditions, supply or demand for similar or competing properties, taxes, governmental regulations and interest rates.  Investments in REITs are subject to the same general risks as well as risks associated with improving and operating property.

•
Small- and Medium-Sized Companies Risk.  The ETFs in which the Fund invests may invest in securities of small- and medium-sized companies.  Such investments may involve greater volatility than investing in larger and more established companies because small- and medium-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Bond Market Risk.  To the extent the Fund invests in ETFs that invest in bonds and other fixed income securities, the Fund will be subject to bond market risks.  Interest rates may go up resulting in a decrease in the value of the bonds or fixed income securities held by an ETF.  Bonds and fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain bonds and other fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

•
High Yield Securities Risk.  The ETFs in which the Fund invests may invest in high yield, high risk and lower-rated securities, also known as “junk bonds,” that are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

•
Liquidity Risk.  The ETFs in which the Fund invests may invest in certain securities that may be difficult or impossible to sell at the desired time and price.  The ETF may have to lower the price, sell other securities or forego an investment opportunity, any of which may have a negative effect on the Fund’s investments.

•	Short Sale Risk. Short selling of securities may result in the Fund’s investment performance suffering if it is required to close out a short position earlier than it had intended.

•
High Portfolio Turnover Rate Risk.  A high portfolio turnover rate (100% or more) has the potential to result in increased brokerage transaction costs and the realization by the Fund, and distribution to shareholders, of a greater amount of capital gains, including short-term capital gains than if the Fund had a low portfolio turnover rate, which may lower the Fund’s return.  This may mean that you would be likely to have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal income tax laws.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one and five years and since inception compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds through its investments in ETFs.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.appletongroupfunds.com or by calling the Fund toll-free at 1-866-993-7767.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one and five years and since inception compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds through its investments in ETFs.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-993-7767
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.appletongroupfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	The Appleton Group PLUS Fund Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date return as of March 31, 2014 was 1.67%.  During the period shown in the bar chart, the best performance for a quarter was 9.13% (for the quarter ended March 31, 2012).  The worst performance was -13.73% (for the quarter ended March 31, 2009).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.73%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2013 )
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2005
Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Moderate U.S. Portfolio Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2005
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.82%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	614
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,070
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,332
Annual Return 2006	rr_AnnualReturn2006	10.87%
Annual Return 2007	rr_AnnualReturn2007	(5.08%)
Annual Return 2008	rr_AnnualReturn2008	(5.10%)
Annual Return 2009	rr_AnnualReturn2009	4.11%
Annual Return 2010	rr_AnnualReturn2010	(0.77%)
Annual Return 2011	rr_AnnualReturn2011	(11.10%)
Annual Return 2012	rr_AnnualReturn2012	9.63%
Annual Return 2013	rr_AnnualReturn2013	11.23%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2005
Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.23%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.24%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.11%
Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.05%

[1]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the prospectus, which do not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between the Fund's investment advisor, The Appleton Group, LLC (the "Advisor") and the Fund, the Advisor has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.60% of the Fund's average net assets at least through June 28, 2015. The operating expense limitation agreement can be terminated only by, or with the consent of the Trust's Board of Trustees (the "Board of Trustees"). The Advisor is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitation on the Fund's expenses. Prior to September 1, 2013, the expense limitation was 2.00%.